Summary of Significant Accounting Policies - Additional Information (Detail) $ / Occurrence_Per_Year in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018	Dec. 31, 2017 USD ($) Segment $ / Occurrence_Per_Year	Dec. 21, 2017	Dec. 31, 2016 USD ($) $ / Occurrence_Per_Year	Dec. 31, 2015 USD ($)
Organization And Significant Accounting Policies [Line Items]
Number of reportable segments | Segment					2
Related party transaction, selling, general and administrative expenses from transactions with related party	$ 4,700,000	$ 7,400,000	$ 16,500,000		$ 22,987,000		$ 19,459,000	$ 20,852,000
LIFO and valuation adjustments					10,556,000		9,381,000
Impairment Of indefinite-lived assets					$ 0		$ 0	$ 0
Percentage of Controlling interest					60.00%
Revenue recognition based on percentage of completion method					0.70%		2.50%	2.20%
Effective Income Tax Rate, Federal Statutory Income Tax Rate (as a percent)		21.00%			35.00%	35.00%	35.00%	35.00%
Research and development expense					$ 18,501,000		$ 16,511,000	$ 19,255,000
Advertising Expense					1,220,000		825,000	1,604,000
Scenario, Plan [Member]
Organization And Significant Accounting Policies [Line Items]
Effective Income Tax Rate, Federal Statutory Income Tax Rate (as a percent)				21.00%
Selling, General and Administrative Expenses [Member]
Organization And Significant Accounting Policies [Line Items]
Amortization expenses					$ 42,900,000		$ 45,200,000	$ 48,300,000
Software Standalone and Software-enabled tangible products [Member]
Organization And Significant Accounting Policies [Line Items]
Revenue recognition					8.10%		8.70%	8.70%
Service [Member]
Organization And Significant Accounting Policies [Line Items]
Revenue recognition					6.30%		6.80%	5.20%
Lease [Member]
Organization And Significant Accounting Policies [Line Items]
Revenue recognition					1.90%		2.70%	2.60%
Product and Commercial [Member]
Organization And Significant Accounting Policies [Line Items]
Self insurance | $ / Occurrence_Per_Year					5.0		5.0
Vehicles [Member]
Organization And Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives					P3Y
Minimum [Member]
Organization And Significant Accounting Policies [Line Items]
Other intangible asset, useful life					5 years
Minimum [Member] | Buildings and improvements [Member]
Organization And Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives					P5Y
Minimum [Member] | Machinery, equipment and other [Member]
Organization And Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives					P3Y
Minimum [Member] | Furniture and Fixtures [Member]
Organization And Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives					P3Y
Minimum [Member] | Software Development [Member]
Organization And Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives					P3Y
Maximum [Member]
Organization And Significant Accounting Policies [Line Items]
Other intangible asset, useful life					15 years
Maximum [Member] | Automobile Loan [Member]
Organization And Significant Accounting Policies [Line Items]
Self insurance					$ 1,000,000		$ 1,000,000
Maximum [Member] | Workers Compensation [Member]
Organization And Significant Accounting Policies [Line Items]
Self insurance					$ 800,000		$ 800,000
Maximum [Member] | Buildings and improvements [Member]
Organization And Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives					P31Y6M
Maximum [Member] | Machinery, equipment and other [Member]
Organization And Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives					P7Y
Maximum [Member] | Furniture and Fixtures [Member]
Organization And Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives					P7Y
Maximum [Member] | Software Development [Member]
Organization And Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives					P10Y